GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES	12 Months Ended
Dec. 31, 2012
Gmdb Gmib Gwbl And No Lapse Guarantee Features [Abstract]
GMDB GMIB GWBL AND NO LAPSE GUARANTEE FEATURES

8)       GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

A) Variable Annuity Contracts – GMDB, GMIB, GIB and GWBL and Other Features

The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

  Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

  Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

  Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

  Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include a five year or an annual reset; or

  Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

	GMDB	GMIB	Total

	(In Millions)

Balance at January 1, 2010	$1,087	$1,558	$2,645
Paid guarantee benefits	(208)	(45)	(253)
Other changes in reserve	386	798	1,184
Balance at December 31, 2010	1,265	2,311	3,576
Paid guarantee benefits	(203)	(47)	(250)
Other changes in reserve	531	1,866	2,397
Balance at December 31, 2011	1,593	4,130	5,723
Paid guarantee benefits	(288)	(77)	(365)
Other changes in reserve	467	508	975
Balance at December 31, 2012	$1,772	$4,561	$6,333

Related GMDB reinsurance ceded amounts were:

GMDB

(In Millions)

Balance at January 1, 2010	$405
Paid guarantee benefits	(81)
Other changes in reserve	209
Balance at December 31, 2010	533
Paid guarantee benefits	(81)
Other changes in reserve	264
Balance at December 31, 2011	716
Paid guarantee benefits	(127)
Other changes in reserve	255
Balance at December 31, 2012	$844

The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

The December 31, 2012 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

	Return
	of
	Premium	Ratchet	Roll-Up	Combo	Total

	(Dollars In Millions)
GMDB:
Account values invested in:
General Account	$12,817	$223	$102	$467	$13,609
Separate Accounts	$30,349	$7,419	$3,722	$34,536	$76,026
Net amount at risk, gross	$756	$784	$2,722	$13,931	$18,193
Net amount at risk, net of
amounts reinsured	$756	$480	$1,843	$5,617	$8,696
Average attained age of
contractholders	48.5	63.8	69.4	64.6	52.9
Percentage of contractholders
over age 70	8.1%	29.3%	49.9%	30.8%	14.8%
Range of contractually
specified interest rates	N/A	N/A	3.0% - 6.0%	3.0% - 6.5%	3.0% - 6.5%

GMIB:
Account values invested in:
General Account	N/A	N/A	$23	$562	$585
Separate Accounts	N/A	N/A	$2,488	$46,378	$48,866
Net amount at risk, gross	N/A	N/A	$1,995	$10,208	$12,203
Net amount at risk, net of
amounts reinsured	N/A	N/A	$593	$2,753	$3,346
Weighted average years
remaining until annuitization	N/A	N/A	0.3	4.4	4.2
Range of contractually
specified interest rates	N/A	N/A	3.0% - 6.0%	3.0% - 6.5%	3.0% - 6.5%

The liability for GIB and GWBL and other features, not included above, was $265 million and $291 million at December 31, 2012 and 2011, respectively, which are accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

Investment in Variable Insurance Trust Mutual Funds

	December 31,
	2012	2011

	(In Millions)
GMDB:
Equity	$52,633	$46,207
Fixed income	3,748	3,810
Balanced	19,102	19,525
Other	543	652
Total	$76,026	$70,194

GMIB:
Equity	$33,361	$29,819
Fixed income	2,335	2,344
Balanced	12,906	13,379
Other	264	345
Total	$48,866	$45,887

C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator® series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2012, the total account value and net amount at risk of the hedged variable annuity contracts were $38,029 million and $7,035 million, respectively, with the GMDB feature and $21,615 million and $2,761 million, respectively, with the GMIB feature.

These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee

The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, and the related reinsurance ceded.

		Reinsurance
	Direct Liability	Ceded	Net

	(In Millions)

Balance at January 1, 2010	$255	$(174)	$81
Other changes in reserves	120	(57)	63
Balance at December 31, 2010	375	(231)	144
Other changes in reserves	95	(31)	64
Balance at December 31, 2011	470	(262)	208
Other changes in reserves	86	(48)	38
Balance at December 31, 2012	$556	$(310)	$246